Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 592,823	$ 257,858
Acquisition of businesses		250,066
Additions	339	79,904
Measurement period adjustments		4,731
Reclassifications	0	0
Amortization charge	(4,204)	(9,882)
Impairments		(566)
Changes in provisions	(539)	(559)
Exchange differences	(3,809)	11,271
Ending balance	584,610	592,823
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	621,785
Ending balance	618,220	621,785
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(28,962)
Ending balance	(33,610)	(28,962)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	198,988	66,586
Acquisition of businesses		143,660
Additions	0	0
Measurement period adjustments		4,731
Reclassifications	0	(18,759)
Amortization charge	0	0
Impairments		0
Changes in provisions	0	6
Exchange differences	(1,475)	2,764
Ending balance	197,513	198,988
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	198,988
Ending balance	197,513	198,988
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0	0
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	231,399	176,426
Acquisition of businesses		0
Additions	172	32,410
Measurement period adjustments		0
Reclassifications	0	18,759
Amortization charge	0	(2,026)
Impairments		0
Changes in provisions	(539)	(565)
Exchange differences	(2,000)	6,395
Ending balance	229,032	231,399
Intellectual property | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	250,952
Ending balance	249,036	250,952
Intellectual property | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(19,553)
Ending balance	(20,004)	(19,553)
Customer relationships and brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	85,197	741
Acquisition of businesses		90,200
Additions	167	127
Measurement period adjustments		0
Reclassifications	0	0
Amortization charge	(3,000)	(5,871)
Impairments		0
Changes in provisions	0	0
Exchange differences	0	0
Ending balance	82,364	85,197
Customer relationships and brands | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	91,230
Ending balance	91,389	91,230
Customer relationships and brands | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(6,033)
Ending balance	(9,025)	(6,033)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,324	2,284
Acquisition of businesses		806
Additions	0	1,291
Measurement period adjustments		0
Reclassifications	0	0
Amortization charge	(196)	(460)
Impairments		0
Changes in provisions	0	0
Exchange differences	(96)	403
Ending balance	4,032	4,324
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,805
Ending balance	4,756	4,805
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(481)
Ending balance	(724)	(481)
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	372	318
Acquisition of businesses		0
Additions	0	46
Measurement period adjustments		0
Reclassifications	0	0
Amortization charge	(3)	(17)
Impairments		0
Changes in provisions	0	0
Exchange differences	1	25
Ending balance	370	372
Patents | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	715
Ending balance	710	715
Patents | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(343)
Ending balance	(340)	(343)
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	72,543	11,503
Acquisition of businesses		15,400
Additions	0	46,030
Measurement period adjustments		0
Reclassifications	0	0
Amortization charge	(1,005)	(1,508)
Impairments		(566)
Changes in provisions	0	0
Exchange differences	(239)	1,684
Ending balance	71,299	72,543
Licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	75,095
Ending balance	74,816	75,095
Licenses | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,552)
Ending balance	$ (3,517)	$ (2,552)